Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Voyage revenue	$ 233,273	$ 230,010
EXPENSES:
Voyage expenses	(4,071)	(2,479)
Voyage expenses-related parties (Note 3)	(3,062)	(1,952)
Vessels’ operating expenses	(54,758)	(58,164)
General and administrative expenses	(1,751)	(1,401)
General and administrative expenses – related parties (Note 3)	(3,515)	(2,795)
Management fees-related parties (Note 3)	(10,521)	(10,827)
Amortization of dry-docking and special survey costs (Note 7)	(4,537)	(4,471)
Depreciation (Notes 6, 11 and 20)	(55,737)	(59,761)
Gain / (Loss) on sale / disposal of vessels, net (Note 6)	10	(18,420)
Loss on vessels held for sale (Note 6)	(79,197)	0
Vessels impairment loss (Notes 6 and 7)	(31,577)	(3,042)
Foreign exchange gains / (losses), net	(207)	17
Operating income /(loss)	(15,650)	66,715
OTHER INCOME / (EXPENSES):
Interest income	1,087	1,686
Interest and finance costs (Note 16)	(35,367)	(45,316)
Income from equity method investments (Note 9)	8,241	4,299
Other, net	308	327
Loss on derivative instruments, net (Note 18)	(2,066)	(575)
Total other expenses, net	(27,797)	(39,579)
Net Income / (Loss)	(43,447)	27,136
Earnings allocated to Preferred Stock (Note 15)	(15,461)	(15,547)
Gain on retirement of Preferred Stock (Note 15)	619	0
Net income / (loss) available to Common Stockholders	$ (58,289)	$ 11,589
Earnings / (losses) per common share, basic and diluted (Note 15) (in dollars per share)	$ (0.49)	$ 0.10
Weighted average number of shares, basic (Note 15) (in shares)	119,927,560	113,540,975
Weighted average number of shares, diluted (Note 15) (in shares)	119,927,560	116,490,307